Tuttle Shareholders First ETF
Schedule of Investments
September 30, 2024

		Shares	Value
95.61%	COMMON STOCK
1.67%	COMMUNICATION SERVICES
	News Corp. Class B	154	$4,304

3.82%	CONSUMER DISCRETIONARY
	LKQ Corp.	124	4,950
	Pool Corp.	13	4,898
			9,848

3.70%	CONSUMER STAPLES
	Ingredion, Inc.	35	4,810
	Post Holdings, Inc.(A)	41	4,746
			9,556

1.67%	ENERGY
	PBF Energy, Inc.	139	4,302

15.35%	FINANCIALS
	FirstCash Holdings, Inc.	44	5,051
	International Bancshares Corp.	75	4,484
	Kinsale Capital Group, Inc.	9	4,190
	MarketAxess Holdings, Inc.	22	5,636
	RenaissanceRe Holdings Ltd. ADR	18	4,903
	RLI Corp.	34	5,269
	SEI Investments Co.	73	5,051
	WEX, Inc.(A)	24	5,033
			39,617

13.31%	HEALTH CARE
	Encompass Health Corp.	53	5,122
	Hologic, Inc.(A)	61	4,969
	Lantheus Holdings, Inc.(A)	48	5,268
	ResMed, Inc.	19	4,638
	STERIS plc ADR	21	5,093
	Viatris, Inc.	411	4,772
	West Pharmaceutical Services I	15	4,502
			34,364

Tuttle Shareholders First ETF
Schedule of Investments
September 30, 2024

		Shares	Value
19.49%	INDUSTRIALS
	The Brink’s Compan	42	$4,857
	CACI International, Inc. Class A(A)	9	4,541
	Donaldson Company, Inc.	68	5,012
	Flowserve Corp.	108	5,582
	Huntington Ingalls Industries	16	4,230
	JB Hunt Transport Services, Inc.	31	5,342
	KBR, Inc.	71	4,624
	MDU Resources Group, Inc.	209	5,729
	Pentair plc ADR	53	5,183
	Rollins, Inc.	103	5,210
			50,310

19.14%	INFORMATION TECHNOLOGY
	Enphase Energy, Inc.(A)	44	4,973
	F5, Inc.(A)	26	5,725
	Keysight Technologies, Inc.(A)	32	5,086
	Manhattan Associates, Inc.(A)	18	5,065
	Qorvo, Inc.(A)	46	4,752
	Qualys, Inc.(A)	43	5,524
	Skyworks Solutions, Inc.	41	4,050
	Teledyne Technologies, Inc.(A)	11	4,814
	Tyler Technologies, Inc.(A)	8	4,670
	Verisign, Inc.(A)	25	4,749
			49,408

5.88%	MATERIALS
	Corteva, Inc.	86	5,056
	Greif, Inc.	86	5,389
	International Flavors & Fragrance, Inc.	45	4,722
			15,167

Tuttle Shareholders First ETF
Schedule of Investments
September 30, 2024

		Shares	Value
9.42%	REAL ESTATE
	EastGroup Properties, Inc.	25	$4,671
	Federal Realty Investment Trust	43	4,944
	Host Hotels & Resorts, Inc.	276	4,858
	Mid-America Apartment Communities	30	4,767
	Realty Income Corp.	80	5,074
			24,314

2.16%	UTILITIES
	Evergy, Inc.	90	5,581

95.61%	TOTAL COMMON STOCK		246,771

95.61%	TOTAL INVESTMENTS		246,771

4.39%	Other assets net of liabilities		11,340
100.00%	NET ASSETS		$258,111

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$246,771			$246,771
TOTAL INVESTMENTS	$246,771			$246,771

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $238,788, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,018
Gross unrealized depreciation	(1,034)
Net unrealized appreciation	$7,983